Financial Risk Management - Market Risk - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 7,261.0	$ 6,506.4
Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value	$ 16,315.4	20,561.5
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate on investments	2.00%
Increment change in interest rate on investments	1.00%
Interest rate risk | Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value	$ 16,315.4	20,561.5
Bonds, U.S. Corporate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Purchases of bonds, notes and debentures	1,370.4
U.S. treasury bond forward contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 846.5	$ 471.9